Shareholder Report, Average Annual Return (Details) 195292_Patient Opportunity Trust_Class IS_TSR Annual {Class IS}	12 Months Ended	60 Months Ended	88 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS (without sales charge)
Average Annual Return, Percent	27.82%	7.09%	9.31%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.42%